Share Option - Summary of Share Compensation Expense Recognized (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 2,007	₩ 414
Major Share Options Transactions [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	789
Events including and after reporting period [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 804